Income Taxes - Disclosure of Detailed Information about Non Capital Loss Applied to Reduce Future Taxable Income (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Disclosure of Detailed Information about Non Capital Loss Applied to Reduce Future Taxable Income [Line Items]
Non capital loss carryforwards	$ 680,162
Canada
Disclosure of Detailed Information about Non Capital Loss Applied to Reduce Future Taxable Income [Line Items]
Non capital loss carryforwards	238,898
United States
Disclosure of Detailed Information about Non Capital Loss Applied to Reduce Future Taxable Income [Line Items]
Non capital loss carryforwards	170,214
Mexico
Disclosure of Detailed Information about Non Capital Loss Applied to Reduce Future Taxable Income [Line Items]
Non capital loss carryforwards	142,441
Brazil
Disclosure of Detailed Information about Non Capital Loss Applied to Reduce Future Taxable Income [Line Items]
Non capital loss carryforwards	117,671
Other
Disclosure of Detailed Information about Non Capital Loss Applied to Reduce Future Taxable Income [Line Items]
Non capital loss carryforwards	$ 10,938